               OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA,
                a series of Oppenheimer Variable Account Funds
                      Supplement dated February 25, 2003
                     to the Prospectus dated May 1, 2002

The Prospectus is changed as follows:

1. On February 24, 2003,  the Fund's Board of Trustees  approved  changing the name  of the  Fund  to  "Oppenheimer  Main  Street  Fund/VA,  a  series  of
   Oppenheimer  Variable Account Funds." Effective May 1, 2003, all references in the Prospectus to "Oppenheimer  Main Street Growth & Income  Fund/VA,  a
   series of Oppenheimer  Variable  Account  Funds," should be replaced by the new fund name  "Oppenheimer  Main Street  Fund/VA,  a series of Oppenheimer
   Variable Account Funds."

February 25, 2003                                           PS650.001

               OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
    is an investment company consisting of 11 separate Funds (the "Funds"):
                    Oppenheimer Aggressive Growth Fund/VA
                           Oppenheimer Bond Fund/VA
                   Oppenheimer Capital Appreciation Fund/VA
                    Oppenheimer Global Securities Fund/VA
                       Oppenheimer High Income Fund/VA
               Oppenheimer Main Street(R)Growth & Income Fund/VA
                  Oppenheimer Main Street(R)Small Cap Fund/VA
                          Oppenheimer Money Fund/VA
                   Oppenheimer Multiple Strategies Fund/VA
                      Oppenheimer Strategic Bond Fund/VA
                          Oppenheimer Value Fund/VA

                  Supplement dated February 25, 2003 to the
Statement of Additional Information dated May 1, 2002, revised as of December
                                   23, 2002

The Statement of Additional Information is changed as follows:

1.    On page 23 of the Statement of Additional Information, the first paragraph after the title "Futures" is replaced by the following:

      The Funds can buy and sell futures contracts that relate to (1)
      broadly-based stock indices (these are referred to as "stock index futures"), (2) an individual stock ("single stock futures"), (3) bond indices (these are referred to as "bond index futures"), (4) debt securities (these are referred to as "interest rate futures"), (5)
      foreign currencies (these are referred to as "forward contracts") and
      (6) commodity contracts (these are referred to as commodity futures).

2.  The following is added to the end of the third full paragraph on page 23 of the Statement of Additional Information in the section titled "Futures":

      Similarly,  a single stock future  obligates  the seller to deliver (and the  purchaser  to take) cash or a specified  equity  security to settle
      the  futures  transaction.   Either  party  could  also  enter  into  an
      offsetting  contract to close out the  position.  Single  stock  futures trade on a very limited number of exchanges,  with  contracts  typically not fungible among the exchanges.

3.   On February 24, 2003,  the Fund's  Board of Trustees  approved  changing the name of the Fund to "Oppenheimer  Main Street  Fund/VA."  Effective May
   1, 2003,  all  references  in the Statement of  Additional  Information  to
   "Oppenheimer  Main Street Growth & Income Fund/VA,  a series of Oppenheimer
   Variable   Account  Funds,"  should  be  replaced  by  the  new  fund  name
   "Oppenheimer Main Street Fund/VA, a series of Oppenheimer  Variable Account
   Funds."

4.    In the third full  paragraph on page 43 of the  Statement of  Additional
   Information  under  the  section  titled "  Trustees  and  Officers  of the
   Funds,"  replace the first sentence with the following:

      Messrs. Murphy, Molleur, Albers, Bartlett,  Evans, Levine,  Manioudakis,
      Monoyios,   Rubinstein,   Steinmetz,  Turner,  Wilby,  Zavanelli,  Zack,
      Masterson,  Vottiero,  and  Weiss,  and Mses.  Bechtolt,  Feld,  Putnam,
      Switzer, Wolf and Ives who are officers of the Funds,  respectively hold the same  offices  with one or more of the other  Board II Funds as with the Funds.

5. In the  paragraph  on  page  49 of the  Statement  of  Additional  Information beneath the table  titled  "Interested  Trustee and  Officer,"  replace the first sentence with the following:

      The address of the  Officers  in the chart below is as follows:  Messrs.
      Molleur,  Albers,  Bartlett,  Evans,  Levine,   Manioudakis,   Monoyios,
      Rubinstein,  Steinmetz,  Turner,  Wilby,  Zavanelli,  and Zack and Mses.
      Feld, Putnam,  and Switzer,  498 Seventh Avenue, New York, NY 10018; for
      Messrs.  Masterson,  Vottiero, Weiss and Wixted and Mses. Bechtolt, Ives
      and Wolf 6803 S. Tucson Way, Centennial, CO 80112-3924.

6. The biographical  information for Messrs. Negri and Reedy on page 50 of the
   Statement  of  Additional  Information  is  deleted.  On  that  same  page, replace the biography of Arthur P. Steinmetz with the following:

      --------------------------------------------------------------------------
      Arthur P. Steinmetz, Vice President  Senior Vice President of the
      and Portfolio Manager since 2003     Manager (since March 1993) and of
      Age:  44                             HarbourView Asset Management
                                           Corporation (since March 2000); an
                                           officer of 11 portfolios in the
                                           OppenheimerFunds complex.
      --------------------------------------------------------------------------

7. Insert the following biographical information for Emmanuel Ferreira on page 50 of the Statement of Additional Information, above Michael S.
   Levine in the table titled "Officers of the Fund":

      --------------------------------------------------------------------------
      Emmanuel Ferreira, Vice President    Vice President of the Manager
      and Portfolio Manager since 2003     (since January 2003). An officer of
      Age:  35                             2 portfolios in the
                                           OppenheimerFunds complex. Formerly,
                                           Portfolio Manager at Lashire
                                           Investments (July 1999-December
                                           2002), and a Senior Analyst at Mark
                                           Asset Management (July 1997-June
                                           1999).
      --------------------------------------------------------------------------

8. Replace the biography of Angelo Manioudakis on page 50 of the Statement of
   Additional Information with the following:

      --------------------------------------------------------------------------
      Angelo Manioudakis, Vice President   Senior Vice President of the
      and Portfolio Manager since 2003     Manager (since April 2002); an
      Age: 36.                             officer of 9 portfolios in the
                                           OppenheimerFunds complex; formerly
                                           Executive Director and portfolio
                                           manager for Miller, Anderson &
                                           Sherrerd, a division of Morgan
                                           Stanley Investment Management
                                           (August 1993-April 2002).
      --------------------------------------------------------------------------

February 25, 2002                                     PX0600.014